Loans Receivable	12 Months Ended
Sep. 30, 2011
Loans Receivable
Loans Receivable

Note 4—Loans Receivable

	September 30,
	2011	2010
	(In thousands)
Real estate:
One-to-four-family	$101,064	$123,116
Multi-family	14,283	9,124
Non-residential	30,674	22,259
Construction	309	796
Equity and second mortgages	10,905	9,454

	157,235	164,749
Commercial	22,207	14,255
Consumer	90	386

Total Loans	179,532	179,390
Allowance for loan losses	(1,200)	(1,114)
Net deferred loan origination fees and costs	464	790

	$178,796	$179,066

The following is an analysis of the changes in the allowance for loan losses:

	Years Ended September 30,
	2011	2010
	(In thousands)
Balance—beginning of year	$1,114	$749
Provision charged to operations	86	366
Loans recovered	—	2
Loans charged off	—	(3)

Balance—end of year	$1,200	$1,114

The following table summarizes the primary segments of the loan portfolio as of September 30, 2011:

	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,841	$94,486	$101,327
Multi-family	—	14,319	14,319
Non-residential	—	30,753	30,753
Construction	—	310	310
Home equity and second mortgages	672	10,261	10,933

	7,513	150,129	157,642
Commercial	73	22,191	22,264
Consumer	5	85	90

Total	$7,591	$172,405	$179,996

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of September 30, 2011:

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$925	$330	$5,956	$6,881	$6,841
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	660	660	672
	925	330	6,616	7,541	7,513
Commercial	73	49	—	73	73
Consumer	—	—	5	5	5

Total	$998	$379	$6,621	$7,619	$7,591

At September 30, 2011 and 2010, the Company had loans in the amount of $7.6 million and $2.4 million, respectively, which were considered to be impaired, of which $1.0 million was subject to specific loss reserves of $379,000 at September 30, 2011. None of the impaired loans were subject to specific loss reserves at September 30, 2010. The average balances of impaired loans outstanding during the years ended September 30, 2011 and 2010 were $5.9 million and $1.8 million, respectively. During the year ended September 30, 2011 and 2010, $153,000 and $43,000, respectively, of interest was collected and recognized on these loans and had all such loans been performing in accordance with their original terms, additional interest income of $182,000 and $105,000, respectively, would have been recognized. The Company is not committed to lend additional funds on these non-accrual loans.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass (including loans graded Watch) and the classified ratings of Special Mention, Substandard and Doubtful within the internal risk rating system as of September 30, 2011:

	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$96,294	$454	$4,579	$—	$101,327
Multi-family	14,319	—	—	—	14,319
Non-residential	30,753	—	—	—	30,753
Construction	310	—	—	—	310
Home equity and second mortgages	10,323	212	398	—	10,933

	151,999	666	5,056	—	157,642
Commercial	22,190	—	74	—	22,264
Consumer	85	—	5	—	90

Total	$174,274	$666	$5,056	$—	$179,996

Management further monitors the performance and credit quality of the loan portfolio by analyzing the delinquency aging of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of September 30, 2011:

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$96,984	$—	$534	$—	$3,809	$4,343	$101,327
Multi-family	14,319	—	—	—	—	—	14,319
Non-residential	30,753	—	—	—	—	—	30,753
Construction	310	—	—	—	—	—	310
Home equity and second mortgages	10,403	—	124	—	406	530	10,933

	152,769	—	658	—	4,215	4,873	157,642
Commercial	22,192	—	—	—	72	72	22,264
Consumer	60	—	5	6	19	30	90

Total	$175,021	$—	$663	$6	$4,306	$4,975	$179,996

At September 30, 2010, nonaccrual loans totaled $2.4 million and loans delinquent ninety days or more and accruing interest, consisting solely of student loans, totaled $2,000. The Company is not committed to lend additional funds on nonaccrual loans at September 30, 2011. Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL. Management utilizes an internally developed spreadsheet to track and apply the various components of the allowance. The following table summarizes the primary segments of the ALLL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of September 30, 2011:

	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$583	$253	$330
Multi-family	29	29	—
Non-residential	92	92	—
Construction	3	3	—
Home equity and second mortgages	31	31	—

	738	408	330
Commercial	459	410	49
Consumer	3	3	—

Total	$1,200	$821	$379

The ALLL is based on estimates, and actual losses will vary from current estimates. Management believes that the granularity of the homogeneous pools and the related historical loss ratios and other qualitative factors, as well as the consistency in the application of assumptions, result in an ALLL that is representative of the risk found in the components of the portfolio at any given date.